Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer AMT-Free Municipals))	0 Months Ended
Nov. 28, 2011
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	2.18%
10 Years	2.34%
Class A
Average Annual Return:
1 Year	(4.47%)
5 Years	(4.91%)
10 Years	0.82%
Inception Date	Oct. 27, 1976
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.47%)
5 Years	(4.92%)
10 Years	0.82%
Inception Date	Oct. 27, 1976
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(0.55%)
5 Years	(3.17%)
10 Years	1.62%
Inception Date	Oct. 27, 1976
Class B
Average Annual Return:
1 Year	(5.23%)
5 Years	(5.07%)
10 Years	0.85%
Inception Date	Mar. 16, 1993
Class C
Average Annual Return:
1 Year	(1.41%)
5 Years	(4.72%)
10 Years	0.53%
Inception Date	Aug. 29, 1995